Loans and other financial assets at amortized cost - Changes in allowance for credit losses of due from banks (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in loss allowance for due from financial institutions [Line Items]
Beginning balance		₩ (4,366)	₩ (4,860)	₩ (5,387)
Increase (decrease) in impairment loss due from financial institutions [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit impaired financial assets		0	0	0
Reversal of allowance for credit losses		(1,477)	315	544
Others	[1]	(191)	179	(17)
Ending balance		(6,034)	(4,366)	(4,860)
Stage 1
Reconciliation of changes in loss allowance for due from financial institutions [Line Items]
Beginning balance		(4,366)	(4,860)	(5,387)
Increase (decrease) in impairment loss due from financial institutions [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit impaired financial assets		0	0	0
Reversal of allowance for credit losses		(1,477)	315	544
Others	[1]	(191)	179	(17)
Ending balance		(6,034)	(4,366)	(4,860)
Stage 2
Reconciliation of changes in loss allowance for due from financial institutions [Line Items]
Beginning balance		0	0	0
Increase (decrease) in impairment loss due from financial institutions [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit impaired financial assets		0	0	0
Reversal of allowance for credit losses		0	0	0
Others	[1]	0	0	0
Ending balance		0	0	0
Stage 3
Reconciliation of changes in loss allowance for due from financial institutions [Line Items]
Beginning balance		0	0	0
Increase (decrease) in impairment loss due from financial institutions [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit impaired financial assets		0	0	0
Reversal of allowance for credit losses		0	0	0
Others	[1]	0	0	0
Ending balance		₩ 0	₩ 0	₩ 0

[1]	Others consist of foreign currencies translation, etc..